Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans segment information
Cardmember loans, gross	$ 62,621,000,000	$ 60,850,000,000
Less: Cardmember reserve for losses	1,874,000,000	3,646,000,000	5,799,000,000	2,570,000,000
Cardmember loans, net	60,747,000,000	57,204,000,000
Other loans, net	419,000,000	412,000,000
Accounts Receivable and Loans Textuals [Abstract]
Unamortized net card fees	140,000,000	134,000,000
Variable Interest Enterprise [Member]
Loans segment information
Cardmember loans, gross	33,834,000,000	34,726,000,000
Cardmember loans, net	33,300,000,000	33,200,000,000
U S Card Services [Member]
Loans segment information
Cardmember loans, gross	53,686,000,000	51,565,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember loans available to settle the obligations of a variable interest entity	33,800,000,000	34,700,000,000
International Card Services [Member]
Loans segment information
Cardmember loans, gross	8,901,000,000	9,255,000,000
Global Commercial Services [Member]
Loans segment information
Cardmember loans, gross	$ 34,000,000	$ 30,000,000